Groups of assets and liabilities held for sale (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Property, plant and equipment	$ 40,115,000,000	$ 90,054,000,000	$ 81,268,000,000	$ 52,073,000,000
Investments in associates	12,999,000,000	112,842,000,000
Deferred income tax assets	493,000,000	1,392,000,000
Inventories	10,686,000,000	13,623,000,000	17,759,000,000
Trade and other receivables	1,414,000,000	65,663,000,000
Cash and cash equivalents	27,529,000,000	151,591,000,000
Total group of assets held for sale	22,723,000,000	65,812,000,000
Trade and other payables	21,835,000,000	58,291,000,000
Employee benefits	0	671,000,000
Deferred and current income tax liabilities	82,231,000,000	74,301,000,000
Non-current	389,000,000	4,643,000,000
Total non-current borrowings	73,233,000,000	481,268,000,000
Total group of liabilities held for sale	0	35,521,000,000
Groups of assets and liabilities held for sale [Member]
Statement [Line Items]
Property, plant and equipment	0	55,150	9,686
Intangible assets	0	2,058	204
Investments in associates	0	336	897
Deferred income tax assets	0	1,223	436
Income tax credit	0	5	0
Inventories	0	533	0
Trade and other receivables	0	3,937	4,511
Cash and cash equivalents	0	2,570	1,537
Total group of assets held for sale	0	65,812	17,271
Trade and other payables	0	15,609	7,277
Payroll and social security liabilities	0	748	0
Employee benefits	0	580	436
Deferred and current income tax liabilities	0	2,975	77
Non-current	0	18	0
Total non-current borrowings	0	15,591	4,432
Total group of liabilities held for sale	0	35,521	12,222
Total net financial assets held for sale	$ 0	$ 30,291	$ 5,049